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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard C. Breeden
Title: Chairman
Phone: (203) 618-0065

Signature, Place, and Date of Signing:


       /s/ Richard C. Breeden             Greenwich, CT      February 16, 2010
------------------------------------      -------------      -----------------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            12
Form 13F Information Table Value Total:    $1,101,095
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                       FOR QUARTER ENDED DECEMBER 31, 2009

                                                                                                                 Voting Authority
                                      Title                  Value     Shrs or  SH/ Put/ Investment   Other  -----------------------
          Name of Issuer             of Class     CUSIP    (x$1000)    prn amt  PRN Call Discretion Managers    Sole    Shared  None
--------------------------------- ------------- --------- ---------- ---------- --- ---- ---------- -------- ---------- ------ -----
BALLY TECHNOLOGIES INC            COM           05874B107     51,679  1,251,602 SH       SOLE                 1,251,602
BURGER KING HLDGS INC             COM           121208201     75,286  4,000,320 SH       SOLE                 4,000,320
DUN & BRADSTREET CORP DEL NE      COM           26483E100     51,157    677,456 SH       SOLE                   677,456
BLOCK H & R INC                   COM           093671105    300,668 13,292,143 SH       SOLE                13,292,143
HELMERICH & PAYNE INC             COM           423452101    164,632  4,128,186 SH       SOLE                 4,128,186
HEWITT ASSOCS INC                 COM           42822Q100     43,159  1,021,268 SH       SOLE                 1,021,268
HILLENBRAND INC                   COM           431571108     74,860  3,973,470 SH       SOLE                 3,973,470
HILL ROM HOLDINGS INC             COM           431475102     36,667  1,528,409 SH       SOLE                 1,528,409
PHARMACEUTICAL PROD DEV INC       COM           717124101     81,274  3,467,301 SH       SOLE                 3,467,301
RAYTHEON CO                       COM NEW       755111507     55,307  1,073,513 SH       SOLE                 1,073,513
STERIS CORP                       COM           859152100    141,733  5,067,321 SH       SOLE                 5,067,321
ZALE CORP NEW                     COM           988858106     24,673  9,070,839 SH       SOLE                 9,070,839